Cover	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2021
Entity File Number	001-39933
Entity Registrant Name	urban-gro, Inc.
Entity Central Index Key	0001706524
Entity Tax Identification Number	46-5158469
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1751 Panorama Point
Entity Address, Address Line Two	Unit G
Entity Address, City or Town	Lafayette
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80026
City Area Code	(720)
Local Phone Number	390-3880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	UGRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false